Income Tax	6 Months Ended
Sep. 30, 2022
Income Tax [Abstract]
INCOME TAX

NOTE 5 — INCOME TAX

Income taxes consist of the following:

	For the 6 months period ended September 30, 2022	For the 6 months period ended September 30, 2021
	(US$)	(US$)
Current tax expenses	$734,243	$382,307
Deferred tax expense	(183,637)	383,866
Income tax expense	$550,606	$766,173

Deferred tax related to the translations of foreign operations consists of Lytus Technologies Private Limited a Wholly owned subsidiary from INR to USD have been calculated at the rate of the jurisdiction in which a subsidiary situated i.e. in India (at the rate 25.17% as of September 30, 2022 and March 31, 2022).

Accounting for Income Taxes

British Virgin Islands

Under the current laws of BVI, Lytus Technology Holdings PTV. Ltd. is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

GHSI

United States tax reform legislation enacted on 22 December 2017 (P.L. 115-97) moved the United States from a ’worldwide’ system of taxation towards a ’territorial’ system of taxation. Among other things, P.L. 115-97 permanently reduced the 35% CIT rate on resident corporations to a flat 21% rate for tax years beginning after 31 December 2017.

US taxation of income earned by non-US persons depends on whether the income has a nexus with the United States and the level and extent of the non-US person’s presence in the United States.

India (subsidiaries in India)

Income tax expense represents the sum of the current tax and deferred tax.

The charge for current tax is based on the result for the period adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Current and deferred tax is recognized in the income statement unless the item to which the tax relates was recognized outside the income statement being other comprehensive income or equity. The tax associated with such an item is also recognized in other comprehensive income or equity respectively.